Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Income Tax Assets and Liabilities
Non-capital tax loss carry-forwards	$ 18,717	$ 18,291
Interests in resource properties	(52,364)	(49,187)
Other assets	(5,900)	(5,897)
Other liabilities	(9,314)	(10,100)
Net	(48,861)	(46,893)
Presented on the consolidated statements of financial position as follows:
Deferred income tax assets	9,509	9,677
Deferred income tax liabilities	(58,370)	(56,570)
Net	$ (48,861)	$ (46,893)